Intangible Assets, Net (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Intangible Assets, Net [Line Items]
Changes in expected useful lives of assets
Percentage of growth rate in perpetuity			3.00%
Impairment of goodwill			R$ 14,500
Recoverable amount		31,300
Carrying value, written down	319,375		R$ 269,564
CGU [Member]
Intangible Assets, Net [Line Items]
Impairment of goodwill	18,300
CGU [Member] | Bottom of Range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rates			12.54%
CGU [Member] | Top of Range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rates			20.91%
Datahub [Member]
Intangible Assets, Net [Line Items]
Impairment of goodwill		11,400
Carrying value amount		R$ 42,700
Recoverable amount	17,800
Carrying value, written down	16,900
Datahub [Member] | CGU [Member]
Intangible Assets, Net [Line Items]
Carrying value amount	34,700
Onclick [Member]
Intangible Assets, Net [Line Items]
Recoverable amount	41,700
Carrying value, written down	1,400
Carrying values			R$ 40,000
Recoverable values			33,700
Writing down the carrying value			6,300
Onclick [Member] | CGU [Member]
Intangible Assets, Net [Line Items]
Carrying value amount	R$ 43,100
Leadlovers [Member]
Intangible Assets, Net [Line Items]
Carrying values			29,700
Recoverable values			22,700
Writing down the carrying value			7,000
Munddi [Member]
Intangible Assets, Net [Line Items]
Carrying values			2,300
Recoverable values			1,100
Writing down the carrying value			R$ 1,200